Goodwill and Other Intangible Assets, Net - Other intangible assets (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Other intangible assets with definite lives
Cost	$ 1,188		$ 1,188		$ 1,188
Accumulated depreciation	(506)		(506)		(442)
Net	682		682		746
Amortization expense	23	$ 16	46	$ 31
Trademarks/tradenames
Other intangible assets with definite lives
Cost	115		115		115
Accumulated depreciation	(65)		(65)		(62)
Net	50		50		53
Corporate client relationships
Other intangible assets with definite lives
Cost	815		815		815
Accumulated depreciation	(237)		(237)		(189)
Net	578		578		626
Supplier relationship
Other intangible assets with definite lives
Cost	254		254		254
Accumulated depreciation	(201)		(201)		(188)
Net	53		53		66
Travel partner network
Other intangible assets with definite lives
Cost	4		4		4
Accumulated depreciation	(3)		(3)		(3)
Net	$ 1		$ 1		$ 1